SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of Shares (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Average common shares outstanding	126.1	125.3	124.5
Effect of dilutive securities - share-based compensation (in shares)	1.6	1.0	0.7
Average shares for diluted computations	127.7	126.3	125.2